Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Future Minimum Rental Payments
Future minimum rental payments under the leases having an initial or remaining non-cancelable term in excess of one year are as follows at December 31, 2013:

2014	$4,684
2015	4,299
2016	3,691
2017	3,324
2018	3,423
Thereafter	6,364
Total minimum rental payments	$25,785

Company's Required and Actual Net Worth
The Company met all minimum net worth requirements to which it was subject as of December 31, 2013 and 2012. The Company’s required and actual net worth amounts are presented in the following table:

	December 31, 2013		December 31, 2012
	Net Worth [1]	Net Worth Required	Net Worth [1]	Net Worth Required
HUD	$298,429	$2,500	$51,437	$1,000
GNMA	$298,429	$12,667	$51,437	$5,780
FNMA	$298,429	$20,635	$51,437	$2,500
FHLMC	$298,429	$2,905	N/A	N/A
Various States	$298,429	$0-$1,000	$51,437	$0-$1,000

[1] Calculated in compliance with the respective agencies' or states' requirements